Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2025
	Level 1	Level 2	Level 3
Warrants Liability – Public Warrants	$4,626	$-	$-
Warrants Liability – Private Warrants	-	-	728

Total	$4,626	$-	$728

	June 30, 2026
	Level 1	Level 2	Level 3
	(Unaudited)
Warrants Liability – Public Warrants	$40,137	$-	$-
Warrants Liability – Private Warrants	-	-	7,400

Total	$40,137	$-	$7,400

Schedule of Level 3 Fair Value Measurements

The following table provides the inputs used for Level 3 fair value measurements:

June 30, 2026

Expected term (years)	0.68
Expected volatility	83.77%
Risk-free interest rate	3.97%
Expected dividend yield	0%
Fair value of Ordinary share	$12.58
Exercise price	$11.50

Schedule of Changes in Fair Value of Level 3 Private Warrants Liability

The following table presents the changes in the fair value of Level 3 Private Warrants liability:

	December 31, 2025	June 30, 2026 (unaudited)
Fair value at beginning of the period	$481	$728
Change in fair value	247	6,672

Fair value at end of the period	$728	$7,400